INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of United States and Foreign Income (Loss) Before Income Taxes and Minority Interest
	Years Ended December 31,
	2020	2019	2018
	(in thousands)
United States	$(13,225)	$6,647	$13,381
Foreign	(12,233)	(10,591)	(8,939)
	$(25,458)	$(3,944)	$4,442

Schedule of Components of the Benefit for Income Taxes
	Years Ended December 31,
	2020	2019	2018
	(in thousands)
Current
Federal	$1	$(984)	$—
State	—	—	—
Foreign	1,044	150	(890)
Total Current	$1,045	$(834)	$(890)
Deferred
Federal	—	—	—
State	—	—	—
Foreign	(2,827)	803	512
Total Deferred	(2,827)	803	512
Total	$(1,782)	$(31)	$(378)

Summary of Unrecognized Tax Benefits

	Years Ended December 31,
	2020	2019		2018
	(in thousands)
Beginning balance-gross unrecognized tax benefits (UTB’s)	$15,507	$17,496		$18,728
Lapse of statute of limitations	—	(291)		(1,232)
Tax credit expiration	(12,103)	—		—
Rate change impact	—	(1,698)		—
Ending balance—UTB	3,404	15,507	0	17,496
UTB’s as a credit in deferred taxes	(2,347)	(12,905)		(14,604)
Federal benefit of state taxes	(516)	(2,062)		(2,063)
UTB’s that would impact the effective tax rate	$541	$540		$829

Summary of the Components of Net Deferred Tax Assets

	December 31,	December 31,
	2020	2019
	(in thousands)
Deferred Tax Assets
Allowance and reserves	$5,681	$2,935
Prepaid expense	93	95
Net operating loss carryforward	166,297	162,712
Tax credit carryforwards	6,881	5,660
Writedown/amortization of intangible assets and goodwill	1	15
Property, plant and equipment	815	4,147
Demo equipment income	74	4,588
Accrued warranties	12	25
Other	13,874	15,193
Total deferred tax assets	193,728	195,370
Deferred Tax Liabilities
Deferred revenue and customer advances, net	(204)	(157)
Total deferred tax liabilities	(204)	(157)
Total net deferred tax assets	193,524	195,213
Less: Valuation allowance	(189,253)	(193,788)
Total net deferred tax assets	$4,271	$1,425

Schedule of Reconciliation of Effective Income Tax Amount and the Federal Statutory Amount

	Years Ended December 31,
	2020	2019	2018
	(in thousands)
Federal tax (benefit) at statutory rate	$(5,388)	$(858)	$1,120
Stock compensation expense	148	132	184
Effect of differences in foreign tax rates	(1,408)	547	2,113
ASC 460 reserve	22	(349)	(1,230)
Change in deferred tax valuation allowance	4,334	1,107	(1,679)
Other	510	(610)	(886)
Total Tax Benefit	$(1,782)	$(31)	$(378)